Note 19 - Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarter ended
Fiscal year ended October 31, 2024	January 31	April 30	July 31	October 31
Net sales	$14,854,765	$16,112,098	$16,221,671	$19,485,565
Gross profit	3,713,522	4,038,636	3,920,224	6,532,390
Selling, general & administrative expenses	5,093,105	5,319,580	5,237,646	5,850,216
Income (loss) from operations	(1,399,685)	(1,301,137)	(1,337,553)	662,088
Income (loss) before income taxes	(1,418,195)	(1,594,119)	(1,550,370)	373,175
Net income (loss)	(1,425,274)	(1,601,346)	(1,557,053)	373,462
Basic and diluted net income (loss) per share	$(0.18)	$(0.21)	$(0.20)	$0.05
	Quarter ended
Fiscal year ended October 31, 2023	January 31	April 30	July 31	October 31
Net sales	$18,283,675	$19,619,536	$16,941,378	$17,329,163
Gross profit	6,521,209	6,782,706	5,116,030	3,874,131
Selling, general & administrative expenses	5,455,466	5,662,339	4,957,518	5,145,418
Income (loss) from operations	1,045,936	1,100,106	138,425	(1,291,388)
Income (loss) before income taxes	842,448	2,498,020	99,883	(1,228,129)
Net income (loss)	809,984	2,423,087	100,803	(1,267,376)
Basic and diluted net income (loss) per share	$0.10	$0.31	$0.01	$(0.17)